Noncontrolling Interests Holders (Details Narrative)	1 Months Ended
	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Oscar Renda [Member] | Southland Holdings Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests			84.70%		84.70%	84.70%
Southland Technicore Mole [Member] | Southland Holdings Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests			65.00%		65.00%	65.00%
Southland Astaldi [Member] | Southland Holdings Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests			70.00%		70.00%	70.00%
Heritage Materials [Member] | Southland Holdings Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests	20.00%				80.00%	80.00%
Oscar Renda Contracting [Member] | Southland Holding Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				84.70%
Southland Technicore Mole Joint Venture [Member] | Southland Holding Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		65.00%
Southland Astaldi Joint Venture [Member] | Southland Holding Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				70.00%
Heritage Materials Joint Venture [Member] | Southland Holding Llc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Acquisition	20.00%